Related Party Transactions	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE – 14	RELATED PARTY TRANSACTIONS

Except for the transactions disclosed in Note 9 and 18, the Company had no material transactions carried out with its related parties during the years ended September 30, 2012 and 2011.